Note 3 - Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
Note 3 - Going Concern

NOTE 3 – GOING CONCERN

As reflected in the accompanying financial statements, we have an accumulated deficit of $2,623,095 at September 30, 2015, had a net loss of $864,265, and used cash in operating activities of $706,339. This raises substantial doubt about our ability to continue as a going concern.

While we are attempting to increase operations and revenues, our cash position may not be significant enough to support our daily operations. Management intends to raise additional funds by way of debt and equity financing. Management believes that the actions presently being taken to further implement our business plan and generate increased revenues provide the opportunity for us to continue as a going concern. While we believe in the viability of our strategy to generate increased revenues and in our ability to raise additional funds, there can be no assurances to that effect. Our ability to continue as a going concern is dependent upon our ability to further implement our business plan and generate increased revenues.

The consolidated financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

NOTE 3 – GOING CONCERN

As reflected in the accompanying financial statements, we have an accumulated deficit of $1,758,830 at December 31, 2014, had a net loss of $1,726,337, and used net cash of $677,385 in operating activities for year ended December 31, 2014.  This raises substantial doubt about our ability to continue as a going concern.

While we are attempting to increase operations and revenues, our cash position may not be significant enough to support our daily operations.  Management intends to raise additional funds by way of debt and equity financing.  Management believes that the actions presently being taken to further implement our business plan and generate increased revenues provide the opportunity for us to continue as a going concern.  While we believe in the viability of our strategy to generate increased revenues and in our ability to raise additional funds, there can be no assurances to that effect.  Our ability to continue as a going concern is dependent upon our ability to further implement our business plan and generate increased revenues.

The consolidated financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.